Statements of Changes in Equity (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Interim dividends, paid per share	R$ 0.20	R$ 0.56	R$ 0.85
Proposed dividends, per share	R$ 0.24	R$ 0.70	R$ 0.90